Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 14, 2013	Dec. 31, 2012	Dec. 31, 2013 Credit Agreement [Member]	Dec. 31, 2012 Credit Agreement [Member]		Dec. 31, 2013 Commercial Paper [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2013 Senior Notes, 3.875% Due 2023 [Member]	Mar. 14, 2013 Senior Notes, 3.875% Due 2023 [Member]	Dec. 31, 2013 Senior Notes, 2.50% Due 2017 [Member]	Nov. 27, 2012 Senior Notes, 2.50% Due 2017 [Member]	Dec. 31, 2013 Senior Notes, 4.95% Due 2022 [Member]	Mar. 13, 2012 Senior Notes, 4.95% Due 2022 [Member]	Dec. 31, 2013 Senior Notes, 3.25% Due 2015 [Member]	Sep. 30, 2010 Senior Notes, 3.25% Due 2015 [Member]
Line of Credit Facility [Line Items]
Weighted-average variable interest rate				1.47%		1.14%
Line of credit facility, maturity date			Nov. 10, 2016
Interest payable semi-annually	3.875%								3.875%	3.875%	2.50%	2.50%	4.95%	4.95%	3.25%	3.25%
Maturity date									Mar. 15, 2023		Dec. 01, 2017		Apr. 01, 2022		Oct. 01, 2015
Derivative, Amount of Hedged Item		$ 150
Net interest rate				2.25%			2.94%	2.99%
Fair value of outstanding balances			$ 0 [1]	$ 525	[1]

[1]	$150 million was swapped to a fixed rate obligation with fixed rates ranging from 2.94% to 2.99%, for a net effective rate of 2.25% on the $525 million of outstanding debt under our revolving credit facility as of December 31, 2012.